SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finished goods	$ 490,275	$ 589,814
Agape Superior Living S D N B H D [Member]
Finished goods			$ 616,880	$ 552,901	$ 137,553